Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of restricted and performance stock unit activity
	Years ended December 31,
	2022	2021
Expected volatility	36.7 – 36.9%	52.5 – 52.9%
Expected term (years)	4.69 – 4.94	6.25
Risk-free interest rate	4.03% – 4.06%	1.08% – 1.46%
Expected dividends	0.00%	0.00%

Schedule of options outstanding
	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	2,345,559	$0.77	$1.59	$779,457
Granted	1,726,488	$1.10	$1.94
Exercised	(31,255)	$0.47	$1.13
Cancelled	(91,634)	$0.78	$1.88
Outstanding as of December 31, 2021	3,949,158	$0.91	$1.74	$2,992,895
Granted	166,927	$1.31	$2.50
Cancelled	(609,901)	$0.83	$1.83
Outstanding as of December 31, 2022	3,506,184	$1.87	$1.87	$6,554,541

Schedule of outstanding and exercisable options
		Options Outstanding			Options Exercisable
Range of Excercise Prices		As of December 31, 2022	Weighted Average Remaining Contractual Life In Years	Weighted Average Exercise Price	As of December 31, 2022	Weighted Average Exercise Price
$0.63	$0.70	284,137	3.02	$0.65	284,137	$0.65
$1.13	$1.46	473,796	6.01	$1.29	370,618	$1.25
$1.94	$2.50	2,748,251	7.61	$2.10	1,444,609	$2.03
$0.63	$2.50	3,506,184	7.02	$1.87	2,099,364	$1.70

Schedule of restricted and performance stock unit activity
	Shares	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	—	$0.00
Awarded	3,149,800	$4.73
Forfeited	(15,123)	$4.73
Outstanding as of December 31, 2022	3,134,677	$4.73	$11,723,692